Portfolio of Investments – as of September 30, 2024 (Unaudited)
Loomis Sayles Investment Grade Fixed Income Fund

Principal Amount (‡)	Description	Value (†)
Bonds and Notes — 92.5% of Net Assets

Non-Convertible Bonds — 91.1%
	ABS Car Loan — 4.7%
$86,775	American Credit Acceptance Receivables Trust, Series 2022-1, Class D, 2.460%, 3/13/2028(a)	$85,827
31,236	American Credit Acceptance Receivables Trust, Series 2022-4, Class C, 7.860%, 2/15/2029(a)	31,463
330,000	American Credit Acceptance Receivables Trust, Series 2023-2, Class C, 5.960%, 8/13/2029(a)	332,452
105,000	American Credit Acceptance Receivables Trust, Series 2023-3, Class D, 6.820%, 10/12/2029(a)	108,213
200,000	American Credit Acceptance Receivables Trust, Series 2023-4, Class D, 7.650%, 9/12/2030(a)	210,996
100,000	American Credit Acceptance Receivables Trust, Series 2024-3, Class D, 6.040%, 7/12/2030(a)	102,406
600,000	Avis Budget Rental Car Funding AESOP LLC, Series 2020-2A, Class A, 2.020%, 2/20/2027(a)	581,429
190,000	Avis Budget Rental Car Funding AESOP LLC, Series 2023-4A, Class C, 7.240%, 6/20/2029(a)	199,652
100,000	Avis Budget Rental Car Funding AESOP LLC, Series 2023-8A, Class C, 7.340%, 2/20/2030(a)	105,927
445,000	Bridgecrest Lending Auto Securitization Trust, Series 2023-1, Class D, 7.840%, 8/15/2029	473,010
200,000	Bridgecrest Lending Auto Securitization Trust, Series 2024-2, Class C, 6.070%, 2/15/2030	204,959
200,000	Bridgecrest Lending Auto Securitization Trust, Series 2024-2, Class D, 6.300%, 2/15/2030	206,620
100,000	CarMax Auto Owner Trust, Series 2021-3, Class D, 1.500%, 1/18/2028	96,515
100,000	CarMax Auto Owner Trust, Series 2022-1, Class D, 2.470%, 7/17/2028	96,072
40,000	CarMax Auto Owner Trust, Series 2023-2, Class D, 6.550%, 10/15/2029	41,312
65,000	CarMax Auto Owner Trust, Series 2023-4, Class D, 7.160%, 4/15/2030	68,818
195,000	CarMax Auto Owner Trust, Series 2024-2, Class B, 5.690%, 11/15/2029	200,736
5,000	CarMax Auto Owner Trust, Series 2024-2, Class D, 6.420%, 10/15/2030	5,158
100,000	Carvana Auto Receivables Trust, Series 2024-N1, Class D, 6.300%, 5/10/2030(a)	102,879
100,000	Carvana Auto Receivables Trust, Series 2024-N2, Class D, 6.440%, 9/10/2030(a)	103,164
100,000	Carvana Auto Receivables Trust, Series 2024-N3, Class D, 5.380%, 12/10/2030(a)	99,976
100,000	Credit Acceptance Auto Loan Trust, Series 2024-1A, Class C, 6.710%, 7/17/2034(a)	103,361
220,000	Credit Acceptance Auto Loan Trust, Series 2024-2A, Class A, 5.950%, 6/15/2034(a)	225,420
105,000	Credit Acceptance Auto Loan Trust, Series 2024-2A, Class C, 6.700%, 10/16/2034(a)	108,082
100,000	Credit Acceptance Auto Loan Trust, Series 2024-3A, Class C, 5.390%, 1/16/2035(a)	99,862
690,000	DT Auto Owner Trust, Series 2021-3A, Class D, 1.310%, 5/17/2027(a)	670,134
265,000	DT Auto Owner Trust, Series 2023-2A, Class D, 6.620%, 2/15/2029(a)	273,246
70,145	Exeter Automobile Receivables Trust, Series 2021-1A, Class D, 1.080%, 11/16/2026	69,082
495,000	Exeter Automobile Receivables Trust, Series 2021-3A, Class D, 1.550%, 6/15/2027	479,244
Principal Amount (‡)	Description	Value (†)

	ABS Car Loan — continued
$105,000	Exeter Automobile Receivables Trust, Series 2022-2A, Class D, 4.560%, 7/17/2028	$104,457
75,000	Exeter Automobile Receivables Trust, Series 2022-6A, Class C, 6.320%, 5/15/2028	75,885
70,000	Exeter Automobile Receivables Trust, Series 2023-3A, Class D, 6.680%, 4/16/2029	72,369
285,000	Exeter Automobile Receivables Trust, Series 2023-5A, Class D, 7.130%, 2/15/2030	300,180
100,000	Exeter Automobile Receivables Trust, Series 2024-5A, Class D, 5.060%, 2/18/2031	98,703
285,000	First Investors Auto Owner Trust, Series 2021-1A, Class D, 1.620%, 3/15/2027(a)	280,609
165,000	Flagship Credit Auto Trust, Series 2021-1, Class D, 1.270%, 3/15/2027(a)	159,001
175,000	Flagship Credit Auto Trust, Series 2021-2, Class D, 1.590%, 6/15/2027(a)	166,027
210,000	Flagship Credit Auto Trust, Series 2021-3, Class D, 1.650%, 9/15/2027(a)	198,448
275,000	Flagship Credit Auto Trust, Series 2023-2, Class D, 6.620%, 5/15/2029(a)	283,784
40,000	Flagship Credit Auto Trust, Series 2023-3, Class D, 6.580%, 8/15/2029(a)	41,531
90,000	Ford Credit Auto Lease Trust, Series 2023-B, Class D, 6.970%, 6/15/2028	92,670
170,000	Foursight Capital Automobile Receivables Trust, Series 2021-2, Class D, 1.920%, 9/15/2027(a)	167,202
80,000	GLS Auto Receivables Issuer Trust, Series 2023-3A, Class D, 6.440%, 5/15/2029(a)	82,653
100,000	GLS Auto Receivables Issuer Trust, Series 2023-4A, Class D, 7.180%, 8/15/2029(a)	105,457
100,000	GLS Auto Receivables Issuer Trust, Series 2024-1A, Class D, 5.950%, 12/17/2029(a)	101,708
25,000	GLS Auto Receivables Issuer Trust, Series 2024-2A, Class D, 6.190%, 2/15/2030(a)	25,836
100,000	GLS Auto Select Receivables Trust, Series 2024-3A, Class C, 5.920%, 8/15/2030(a)	102,826
100,000	GLS Auto Select Receivables Trust, Series 2024-3A, Class D, 6.340%, 8/15/2031(a)	103,126
72,218	GM Financial Consumer Automobile Receivables Trust, Series 2021-2, Class A3, 0.510%, 4/16/2026	71,852
548,000	Hertz Vehicle Financing III LLC, Series 2022-1A, Class D, 4.850%, 6/25/2026(a)	537,741
250,000	Hertz Vehicle Financing LLC, Series 2022-4A, Class D, 6.560%, 9/25/2026(a)	246,157
112	Honda Auto Receivables Owner Trust, Series 2021-2, Class A3, 0.330%, 8/15/2025	112
120,000	LAD Auto Receivables Trust, Series 2023-3A, Class C, 6.430%, 12/15/2028(a)	124,364
50,000	LAD Auto Receivables Trust, Series 2023-4A, Class C, 6.760%, 3/15/2029(a)	52,124
140,000	Prestige Auto Receivables Trust, Series 2023-1A, Class D, 6.330%, 4/16/2029(a)	142,154
32,775	Santander Drive Auto Receivables Trust, Series 2021-3, Class D, 1.330%, 9/15/2027	32,206
350,000	Santander Drive Auto Receivables Trust, Series 2024-3, Class D, 5.970%, 10/15/2031	363,345
185,000	Westlake Automobile Receivables Trust, Series 2023-3A, Class D, 6.470%, 3/15/2029(a)	190,247
270,000	Westlake Automobile Receivables Trust, Series 2023-4A, Class D, 7.190%, 7/16/2029(a)	282,463
160,035	World Omni Auto Receivables Trust, Series 2021-B, Class A3, 0.420%, 6/15/2026	158,655
		10,249,907

Principal Amount (‡)	Description	Value (†)

	ABS Credit Card — 0.2%
$100,000	Mission Lane Credit Card Master Trust, Series 2023-A, Class A, 7.230%, 7/17/2028(a)	$100,927
180,000	Mission Lane Credit Card Master Trust, Series 2023-B, Class A, 7.690%, 11/15/2028(a)	182,637
110,000	Mission Lane Credit Card Master Trust, Series 2024-A, Class A1, 6.200%, 8/15/2029(a)	111,203
		394,767
	ABS Home Equity — 4.4%
300,000	BINOM Securitization Trust, Series 2022-RPL1, Class M1, 3.000%, 2/25/2061(a)(b)	244,166
183,945	CIM Trust, Series 2021-NR2, Class A1, 5.568%, 7/25/2059(a)(b)	183,300
426,083	COLT Mortgage Loan Trust, Series 2021-6, Class A1, 1.907%, 12/25/2066(a)(b)	385,391
100,000	CoreVest American Finance Ltd., Series 2021-1, Class C, 2.800%, 4/15/2053(a)	85,747
160,000	CoreVest American Finance Ltd., Series 2021-2, Class C, 2.478%, 7/15/2054(a)	135,746
100,000	CoreVest American Finance Ltd., Series 2021-3, Class D, 3.469%, 10/15/2054(a)	86,404
168,269	CoreVest American Finance Ltd., Series 2021-RTL1, Class A1, 2.239%, 3/28/2029(a)(b)	166,534
210,000	CoreVest American Finance Ltd., Series 2023-RTL1, Class A1, 7.553%, 12/28/2030(a)(b)	214,983
166,013	Credit Suisse Mortgage Trust, Series 2021-RPL1, Class A1, 4.067%, 9/27/2060(a)(b)	165,428
442,181	Credit Suisse Mortgage Trust, Series 2021-RPL4, Class A1, 4.074%, 12/27/2060(a)(b)	440,623
151,238	Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes, Series 2022-DNA3, Class M1A, REMICS, 30 day USD SOFR Average + 2.000%, 7.280%, 4/25/2042(a)(b)	153,232
102,924	Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes, Series 2023-DNA2, Class M1A, REMICS, 30 day USD SOFR Average + 2.100%, 7.363%, 4/25/2043(a)(b)	104,489
205,000	FirstKey Homes Trust, Series 2021-SFR2, Class E1, 2.258%, 9/17/2038(a)	191,568
105,000	FirstKey Homes Trust, Series 2021-SFR2, Class E2, 2.358%, 9/17/2038(a)	97,944
360,000	FirstKey Homes Trust, Series 2022-SFR2, Class D, 4.500%, 7/17/2039(a)	351,211
100,945	GCAT Trust, Series 2019-RPL1, Class A1, 2.650%, 10/25/2068(a)(b)	97,112
329,607	GITSIT Mortgage Loan Trust, Series 2024-NPL1, Class A1, 7.466%, 6/25/2054(a)(b)	333,910
84,330	Home Partners of America Trust, Series 2021-1, Class E, 2.577%, 9/17/2041(a)	71,510
398,769	Home Partners of America Trust, Series 2021-2, Class E1, 2.852%, 12/17/2026(a)	373,652
206,591	Home Partners of America Trust, Series 2021-2, Class E2, 2.952%, 12/17/2026(a)	193,201
485,000	Legacy Mortgage Asset Trust, Series 2020-RPL1, Class A2, 3.250%, 9/25/2059(a)(b)	443,599
187,396	Legacy Mortgage Asset Trust, Series 2021-GS2, Class A1, 4.750%, 4/25/2061(a)(b)	188,730
3,916	Morgan Stanley Mortgage Loan Trust, Series 2005-3AR, Class 5A, 6.239%, 7/25/2035(b)(c)	3,378
454,325	New Residential Mortgage Loan Trust, Series 2024-RPL1, Class A, 3.800%, 1/25/2064(a)(b)	433,191
265,000	New Residential Mortgage Loan Trust, Series 2024-RTL1, Class A1, 6.664%, 3/25/2039(a)(b)	267,741
Principal Amount (‡)	Description	Value (†)

	ABS Home Equity — continued
$245,322	NLT Trust, Series 2023-1, Class A1, 3.200%, 10/25/2062(a)(b)	$229,995
225,000	NYMT Loan Trust, Series 2024-BPL2, Class A1, 6.509%, 5/25/2039(a)(b)	227,596
145,000	NYMT Loan Trust, Series 2024-BPL3, Class A1, 5.268%, 9/25/2039(a)(b)	144,331
121,078	OBX Trust, Series 2021-NQM3, Class A1, 1.054%, 7/25/2061(a)(b)	100,106
109,041	PRET LLC, Series 2024-NPL4, Class A1, 6.996%, 7/25/2054(a)(b)	109,308
235,000	Progress Residential Trust, Series 2021-SFR2, Class E1, 2.547%, 4/19/2038(a)	226,467
100,000	Progress Residential Trust, Series 2021-SFR3, Class E1, 2.538%, 5/17/2026(a)	96,010
100,000	Progress Residential Trust, Series 2021-SFR3, Class E2, 2.688%, 5/17/2026(a)	95,923
100,000	Progress Residential Trust, Series 2021-SFR4, Class E1, 2.409%, 5/17/2038(a)	94,612
100,000	Progress Residential Trust, Series 2021-SFR4, Class E2, 2.559%, 5/17/2038(a)	94,471
120,000	Progress Residential Trust, Series 2021-SFR5, Class E1, 2.209%, 7/17/2038(a)	113,807
150,000	Progress Residential Trust, Series 2021-SFR6, Class E1, 2.425%, 7/17/2038(a)	142,824
100,000	Progress Residential Trust, Series 2021-SFR6, Class E2, 2.525%, 7/17/2038(a)	94,959
165,000	Progress Residential Trust, Series 2021-SFR7, Class E1, 2.591%, 8/17/2040(a)	149,421
100,000	Progress Residential Trust, Series 2021-SFR7, Class E2, 2.640%, 8/17/2040(a)	89,276
100,000	Progress Residential Trust, Series 2021-SFR9, Class E1, 2.811%, 11/17/2040(a)	91,688
79,117	PRPM LLC, Series 2021-4, Class A1, 4.867%, 4/25/2026(a)(b)	78,995
147,694	PRPM LLC, Series 2024-2, Class A1, 7.026%, 3/25/2029(a)(b)	149,526
160,971	PRPM LLC, Series 2024-RCF2, Class A1, 3.750%, 3/25/2054(a)(b)	158,568
90,374	RCO VII Mortgage LLC, Series 2024-1, Class A1, 7.021%, 1/25/2029(a)(b)	90,989
122,917	Redwood Funding Trust, Series 2023-1, Class A, 7.500%, 7/25/2059(a)(b)	122,176
96,882	Redwood Funding Trust, Series 2024-1, Class A, 7.745%, 12/25/2054(a)(b)	97,757
120,000	Towd Point Mortgage Trust, Series 2016-3, Class M2, 4.000%, 4/25/2056(a)(b)	118,600
191,532	Towd Point Mortgage Trust, Series 2019-4, Class A1, 2.900%, 10/25/2059(a)(b)	183,893
375,000	TVC Mortgage Trust, Series 2024-RRTL1, Class A1, 5.545%, 7/25/2039(a)(b)	376,234
118,124	VCAT LLC, Series 2021-NPL5, Class A1, 4.868%, 8/25/2051(a)(b)	116,736
222,822	Verus Securitization Trust, Series 2021-3, Class A1, 1.046%, 6/25/2066(a)(b)	194,827
32,244	VOLT XCII LLC, Series 2021-NPL1, Class A1, 4.893%, 2/27/2051(a)(b)	32,010
105,383	VOLT XCIII LLC, Series 2021-NPL2, Class A1, 4.893%, 2/27/2051(a)(b)	104,832
102,531	VOLT XCIV LLC, Series 2021-NPL3, Class A1, 5.240%, 2/27/2051(a)(b)	102,604

Principal Amount (‡)	Description	Value (†)

	ABS Home Equity — continued
$63,954	VOLT XCVI LLC, Series 2021-NPL5, Class A1, 5.116%, 3/27/2051(a)(b)	$63,693
158,154	VOLT XCVII LLC, Series 2021-NPL6, Class A1, 5.240%, 4/25/2051(a)(b)	157,513
		9,662,537
	ABS Other — 5.2%
177,906	AASET Trust, Series 2021-1A, Class A, 2.950%, 11/16/2041(a)	165,573
180,000	Affirm Asset Securitization Trust, Series 2023-B, Class A, 6.820%, 9/15/2028(a)	183,623
33,299	Affirm Asset Securitization Trust, Series 2023-X1, Class A, 7.110%, 11/15/2028(a)	33,421
285,000	Affirm Asset Securitization Trust, Series 2024-A, Class 1A, 5.610%, 2/15/2029(a)	288,411
105,000	Affirm Asset Securitization Trust, Series 2024-A, Class A, 5.610%, 2/15/2029(a)	106,188
370,000	Aqua Finance Trust, Series 2024-A, Class A, 4.810%, 4/18/2050(a)	369,969
100,000	Aqua Finance Trust, Series 2021-A, Class B, 2.400%, 7/17/2046(a)	87,692
87,782	Auxilior Term Funding LLC, Series 2023-1A, Class A2, 6.180%, 12/15/2028(a)	88,680
430,000	BHG Securitization Trust, Series 2022-A, Class B, 2.700%, 2/20/2035(a)	420,252
175,000	BHG Securitization Trust, Series 2023-B, Class B, 7.450%, 12/17/2036(a)	182,612
92,879	Business Jet Securities LLC, Series 2024-1A, Class A, 6.197%, 5/15/2039(a)	95,734
340,000	Business Jet Securities LLC, Series 2024-2A, Class A, 5.364%, 9/15/2039(a)	340,400
300,000	Compass Datacenters Issuer II LLC, Series 2024-2A, Class A1, 5.022%, 8/25/2049(a)	302,446
237,576	Crockett Partners Equipment Co. IIA LLC, Series 2024-1C, Class A, 6.050%, 1/20/2031(a)	241,299
134,326	EverBright Solar Trust, Series 2024-A, Class A, 6.430%, 6/22/2054(a)	135,430
121,960	Foundation Finance Trust, Series 2023-2A, Class A, 6.530%, 6/15/2049(a)	125,855
874	FREED ABS Trust, Series 2021-2, Class C, 1.940%, 6/19/2028(a)	873
118,940	FREED ABS Trust, Series 2021-3FP, Class D, 2.370%, 11/20/2028(a)	117,144
1,150,000	Frontier Issuer LLC, Series 2023-1, Class A2, 6.600%, 8/20/2053(a)	1,181,104
295,000	Frontier Issuer LLC, Series 2024-1, Class A2, 6.190%, 6/20/2054(a)	307,211
100,000	GreenSky Home Improvement Trust, Series 2024-1, Class A3, 5.550%, 6/25/2059(a)	102,752
86,852	HINNT LLC, Series 2024-A, Class A, 5.490%, 3/15/2043(a)	88,776
96,500	Jack in the Box Funding LLC, Series 2019-1A, Class A2II, 4.476%, 8/25/2049(a)	94,746
277,807	Lunar Structured Aircraft Portfolio Notes, Series 2021-1, Class A, 2.636%, 10/15/2046(a)	254,369
100,000	Mariner Finance Issuance Trust, Series 2024-AA, Class B, 5.680%, 9/22/2036(a)	102,689
5,471	Marlette Funding Trust, Series 2021-2A, Class C, 1.500%, 9/15/2031(a)	5,463
80,342	Marlette Funding Trust, Series 2021-3A, Class C, 1.810%, 12/15/2031(a)	79,297
125,000	Marlette Funding Trust, Series 2023-2A, Class B, 6.540%, 6/15/2033(a)	126,002
Principal Amount (‡)	Description	Value (†)

	ABS Other — continued
$270,000	Mercury Financial Credit Card Master Trust, Series 2024-2A, Class A, 6.560%, 7/20/2029(a)	$275,094
87,888	Mosaic Solar Loan Trust, Series 2024-1A, Class A, 5.500%, 9/20/2049(a)	89,551
672,503	Mosaic Solar Loan Trust, Series 2024-2A, Class A, 5.600%, 4/22/2052(a)	679,748
27,575	MVW LLC, Series 2021-1WA, Class C, 1.940%, 1/22/2041(a)	26,155
120,000	Octane Receivables Trust, Series 2024-2A, Class C, 5.900%, 7/20/2032(a)	123,129
105,000	OnDeck Asset Securitization Trust IV LLC, Series 2024-2A, Class A, 4.980%, 10/17/2031(a)	104,938
129,399	OneMain Financial Issuance Trust, Series 2018-2A, Class B, 3.890%, 3/14/2033(a)	129,066
240,000	OneMain Financial Issuance Trust, Series 2021-1A, Class D, 2.470%, 6/16/2036(a)	216,202
310,000	OneMain Financial Issuance Trust, Series 2022-S1, Class D, 5.200%, 5/14/2035(a)	306,432
165,000	Republic Finance Issuance Trust, Series 2024-A, Class A, 5.910%, 8/20/2032(a)	167,722
250,000	RFS Asset Securitization II LLC, Series 2024-1, Class A, 6.550%, 7/15/2031(a)	251,605
100,000	SCF Equipment Leasing LLC, Series 2022-1A, Class D, 3.790%, 11/20/2031(a)	96,910
115,000	SCF Equipment Leasing LLC, Series 2022-2A, Class C, 6.500%, 8/20/2032(a)	118,059
200,000	SEB Funding LLC, Series 2024-1A, Class A2, 7.386%, 4/30/2054(a)	205,802
45,117	Shenton Aircraft Investment I Ltd., Series 2015-1A, Class A, 4.750%, 10/15/2042(a)	43,223
16,496	Sierra Timeshare Receivables Funding LLC, Series 2021-1A, Class C, 1.790%, 11/20/2037(a)	15,942
85,745	Sierra Timeshare Receivables Funding LLC, Series 2023-3A, Class C, 7.120%, 9/20/2040(a)	87,532
434,310	Slam Ltd., Series 2021-1A, Class A, 2.434%, 6/15/2046(a)	402,300
280,000	Slam Ltd., Series 2024-1A, Class A, 5.335%, 9/15/2049(a)	279,940
179,852	Sunnova Helios X Issuer LLC, Series 2022-C, Class A, 5.300%, 11/22/2049(a)	176,845
305,199	Textainer Marine Containers VII Ltd., Series 2021-2A, Class A, 2.230%, 4/20/2046(a)	281,303
205,175	TIF Funding II LLC, Series 2021-1A, Class A, 1.650%, 2/20/2046(a)	184,030
535,000	Trafigura Securitisation Finance PLC, Series 2024-1A, Class A1, SOFR + 1.400%, 6.425%, 11/15/2027(a)(b)	535,525
115,982	WAVE Trust, Series 2017-1A, Class A, 3.844%, 11/15/2042(a)	112,130
100,000	Westlake Automobile Receivables Trust, Series 2024-2A, Class D, 5.910%, 4/15/2030(a)	102,960
427,334	Willis Engine Structured Trust VII, Series 2023-A, Class A, 8.000%, 10/15/2048(a)	456,685
300,000	Ziply Fiber Issuer LLC, Series 2024-1A, Class A2, 6.640%, 4/20/2054(a)	309,312
		11,406,151
	ABS Student Loan — 1.0%
455,917	College Ave Student Loans LLC, Series 2024-B, Class A1A, 5.690%, 8/25/2054(a)	467,669
100,000	College Ave Student Loans LLC, Series 2024-B, Class B, 6.080%, 8/25/2054(a)	102,958
56,463	College Avenue Student Loans LLC, Series 2021-A, Class C, 2.920%, 7/25/2051(a)	52,320

Principal Amount (‡)	Description	Value (†)

	ABS Student Loan — continued
$21,751	Navient Private Education Refi Loan Trust, Series 2020-HA, Class A, 1.310%, 1/15/2069(a)	$20,380
131,637	Navient Private Education Refi Loan Trust, Series 2021-A, Class A, 0.840%, 5/15/2069(a)	119,611
135,000	Navient Private Education Refi Loan Trust, Series 2021-A, Class B, 2.240%, 5/15/2069(a)	106,086
100,000	Navient Private Education Refi Loan Trust, Series 2021-EA, Class B, 2.030%, 12/16/2069(a)	72,051
195,000	Navient Private Education Refi Loan Trust, Series 2021-FA, Class B, 2.120%, 2/18/2070(a)	138,083
120,000	Navient Student Loan Trust, Series 2023-BA, Class B, 7.230%, 3/15/2072(a)	129,455
110,000	Nelnet Student Loan Trust, Series 2021-BA, Class B, 2.680%, 4/20/2062(a)	95,207
65,782	SMB Private Education Loan Trust, Series 2018-C, Class A2A, 3.630%, 11/15/2035(a)	64,770
295,911	SMB Private Education Loan Trust, Series 2020-A, Class A2A, 2.230%, 9/15/2037(a)	282,998
115,321	SMB Private Education Loan Trust, Series 2021-A, Class A2A2, 1 mo. USD SOFR + 0.844%, 5.941%, 1/15/2053(a)(b)	114,004
210,000	SMB Private Education Loan Trust, Series 2021-B, Class B, 2.650%, 7/17/2051(a)	183,670
100,000	SMB Private Education Loan Trust, Series 2023-C, Class B, 6.360%, 11/15/2052(a)	105,997
118,962	SMB Private Education Loan Trust, Series 2024-A, Class A1A, 5.240%, 3/15/2056(a)	122,021
		2,177,280
	ABS Whole Business — 0.8%
355,000	Applebee's Funding LLC/IHOP Funding LLC, Series 2023-1A, Class A2, 7.824%, 3/05/2053(a)	371,571
160,127	Domino's Pizza Master Issuer LLC, Series 2018-1A, Class A2II, 4.328%, 7/25/2048(a)	158,136
96,750	Hardee's Funding LLC, Series 2021-1A, Class A2, 2.865%, 6/20/2051(a)	86,497
74,625	Hardee's Funding LLC, Series 2024-1A, Class A2, 7.253%, 3/20/2054(a)	77,550
510,000	Planet Fitness Master Issuer LLC, Series 2024-1A, Class A2I, 5.765%, 6/05/2054(a)	521,213
575,000	Subway Funding LLC, Series 2024-1A, Class A2I, 6.028%, 7/30/2054(a)	592,585
		1,807,552
	Aerospace & Defense — 2.6%
615,000	BAE Systems PLC, 5.300%, 3/26/2034(a)	639,440
560,000	Boeing Co., 3.625%, 2/01/2031	513,019
435,000	Boeing Co., 5.150%, 5/01/2030	436,045
400,000	Boeing Co., 5.705%, 5/01/2040	390,276
1,070,000	Boeing Co., 5.805%, 5/01/2050	1,033,747
25,000	Boeing Co., 5.930%, 5/01/2060	23,947
115,000	Boeing Co., 6.388%, 5/01/2031(a)	122,284
105,000	Boeing Co., 6.528%, 5/01/2034(a)	112,693
365,000	Boeing Co., 6.858%, 5/01/2054(a)	400,628
175,000	Boeing Co., 7.008%, 5/01/2064(a)	192,811
180,000	L3Harris Technologies, Inc., 5.350%, 6/01/2034	187,258
70,000	RTX Corp., 2.375%, 3/15/2032	60,805
560,000	RTX Corp., 5.150%, 2/27/2033	582,188
50,000	Textron, Inc., 2.450%, 3/15/2031	43,718
1,125,000	Textron, Inc., 3.000%, 6/01/2030	1,040,971
		5,779,830
	Agency Commercial Mortgage-Backed Securities — 0.0%
99,458	ATLX Trust, Series 2024-RPL1, Class A1, 3.850%, 4/25/2064(a)(b)	96,412
Principal Amount (‡)	Description	Value (†)

	Airlines — 0.3%
$29,786	American Airlines Pass-Through Trust, Series 2016-3, Class B, 3.750%, 4/15/2027	$28,962
323,576	U.S. Airways Pass-Through Trust, Series 2012-2, Class A, 4.625%, 12/03/2026	322,254
256,502	United Airlines Pass-Through Trust, Series 20-1, Class A, 5.875%, 4/15/2029	261,932
		613,148
	Apartment REITs — 0.1%
85,000	American Homes 4 Rent LP, 2.375%, 7/15/2031	73,004
130,000	Invitation Homes Operating Partnership LP, 4.875%, 2/01/2035	128,330
		201,334
	Automotive — 0.8%
175,000	BorgWarner, Inc., 5.400%, 8/15/2034	178,677
280,000	Daimler Truck Finance North America LLC, 5.500%, 9/20/2033(a)	292,635
80,000	General Motors Financial Co., Inc., 5.850%, 4/06/2030	83,372
825,000	General Motors Financial Co., Inc., 6.000%, 1/09/2028	859,829
40,000	General Motors Financial Co., Inc., 6.100%, 1/07/2034	41,660
155,000	ZF North America Capital, Inc., 6.750%, 4/23/2030(a)	156,321
230,000	ZF North America Capital, Inc., 6.875%, 4/23/2032(a)	230,810
		1,843,304
	Banking — 8.3%
1,244,000	Bank of America Corp., (fixed rate to 12/20/2027, variable rate thereafter), 3.419%, 12/20/2028	1,210,166
375,000	Bank of America Corp., (fixed rate to 3/08/2032, variable rate thereafter), 3.846%, 3/08/2037	346,645
335,000	Bank of America Corp., (fixed rate to 4/29/2030, variable rate thereafter), 2.592%, 4/29/2031	303,792
611,000	Bank of America Corp., (fixed rate to 9/21/2031, variable rate thereafter), 2.482%, 9/21/2036	515,562
370,000	Bank of America Corp., MTN, (fixed rate to 10/24/2030, variable rate thereafter), 1.922%, 10/24/2031	318,807
45,000	Bank of America Corp., MTN, (fixed rate to 7/22/2032, variable rate thereafter), 5.015%, 7/22/2033	46,168
235,000	Bank of America Corp., MTN, (fixed rate to 7/23/2030, variable rate thereafter), 1.898%, 7/23/2031	203,887
536,000	Bank of America Corp., Series L, 4.183%, 11/25/2027	534,915
555,000	Barclays PLC, (fixed rate to 3/15/2028, variable rate thereafter), 4.375%(d)	496,759
1,145,000	BNP Paribas SA, 2.824%, 1/26/2041(a)	838,289
1,040,000	BNP Paribas SA, (fixed rate to 3/01/2028, variable rate thereafter), 4.375%, 3/01/2033(a)	1,012,734
285,000	CaixaBank SA, (fixed rate to 9/13/2033, variable rate thereafter), 6.840%, 9/13/2034(a)	317,852
640,000	Credit Agricole SA, 2.811%, 1/11/2041(a)	469,399
250,000	Credit Agricole SA, (fixed rate to 1/10/2028, variable rate thereafter), 4.000%, 1/10/2033	240,672
710,000	Credit Agricole SA, (fixed rate to 1/10/2034, variable rate thereafter), 6.251%, 1/10/2035(a)	757,757
265,000	Deutsche Bank AG, (fixed rate to 10/07/2031, variable rate thereafter), 3.742%, 1/07/2033	231,938
400,000	Deutsche Bank AG, (fixed rate to 10/14/2030, variable rate thereafter), 3.729%, 1/14/2032	358,976
50,000	Goldman Sachs Group, Inc., (fixed rate to 2/24/2032, variable rate thereafter), 3.102%, 2/24/2033	44,987

Principal Amount (‡)	Description	Value (†)

	Banking — continued
$2,125,000	Goldman Sachs Group, Inc., (fixed rate to 8/23/2027, variable rate thereafter), 4.482%, 8/23/2028	$2,136,232
200,000	ING Groep NV, (fixed rate to 9/11/2033, variable rate thereafter), 6.114%, 9/11/2034	218,128
265,000	Intesa Sanpaolo SpA, 7.200%, 11/28/2033(a)	301,899
220,000	JPMorgan Chase & Co., (fixed rate to 10/15/2029, variable rate thereafter), 2.739%, 10/15/2030	203,810
45,000	JPMorgan Chase & Co., (fixed rate to 7/25/2032, variable rate thereafter), 4.912%, 7/25/2033	45,962
61,000	Morgan Stanley, 3.950%, 4/23/2027	60,393
150,000	Morgan Stanley, (fixed rate to 1/19/2033, variable rate thereafter), 5.948%, 1/19/2038	157,250
290,000	Morgan Stanley, (fixed rate to 10/18/2032, variable rate thereafter), 6.342%, 10/18/2033	322,490
425,000	Morgan Stanley, (fixed rate to 2/07/2034, variable rate thereafter), 5.942%, 2/07/2039	446,230
230,000	Morgan Stanley, (fixed rate to 4/19/2034, variable rate thereafter), 5.831%, 4/19/2035	247,054
345,000	Morgan Stanley, (fixed rate to 4/20/2032, variable rate thereafter), 5.297%, 4/20/2037	347,610
820,000	Morgan Stanley, (fixed rate to 9/16/2031, variable rate thereafter), 2.484%, 9/16/2036	686,134
1,205,000	Morgan Stanley, MTN, (fixed rate to 2/13/2031, variable rate thereafter), 1.794%, 2/13/2032	1,020,001
200,000	Societe Generale SA, (fixed rate to 1/19/2034, variable rate thereafter), 6.066%, 1/19/2035(a)	208,622
1,685,000	Societe Generale SA, (fixed rate to 7/08/2030, variable rate thereafter), 3.653%, 7/08/2035(a)	1,509,555
255,000	Synchrony Bank, 5.400%, 8/22/2025	255,546
195,000	Synchrony Financial, (fixed rate to 8/02/2029, variable rate thereafter), 5.935%, 8/02/2030	200,336
250,000	UBS Group AG, (fixed rate to 11/15/2032, variable rate thereafter), 9.016%, 11/15/2033(a)	315,915
335,000	UBS Group AG, (fixed rate to 2/08/2034, variable rate thereafter), 5.699%, 2/08/2035(a)	353,620
500,000	UBS Group AG, (fixed rate to 8/12/2032, variable rate thereafter), 6.537%, 8/12/2033(a)	552,070
540,000	UniCredit SpA, (fixed rate to 6/30/2030, variable rate thereafter), 5.459%, 6/30/2035(a)	531,309
		18,369,471
	Brokerage — 0.7%
555,000	Blue Owl Finance LLC, 6.250%, 4/18/2034(a)	581,241
110,000	Jefferies Financial Group, Inc., 5.875%, 7/21/2028	114,747
90,000	Jefferies Financial Group, Inc., 6.200%, 4/14/2034	96,344
733,000	Jefferies Financial Group, Inc., 6.250%, 1/15/2036	792,681
		1,585,013
	Building Materials — 1.5%
1,255,000	Cemex SAB de CV, 3.875%, 7/11/2031(a)	1,155,406
430,000	Cemex SAB de CV, 3.875%, 7/11/2031	395,876
200,000	Cemex SAB de CV, 5.450%, 11/19/2029	202,667
310,000	Cemex SAB de CV, (fixed rate to 6/08/2026, variable rate thereafter), 5.125%(a)(d)	305,351
211,000	Masco Corp., 6.500%, 8/15/2032	232,195
95,000	Owens Corning, 5.700%, 6/15/2034	100,853
778,000	Owens Corning, 7.000%, 12/01/2036	904,790
		3,297,138
	Cable Satellite — 2.1%
205,000	CCO Holdings LLC/CCO Holdings Capital Corp., 4.250%, 1/15/2034	168,153
225,000	CCO Holdings LLC/CCO Holdings Capital Corp., 4.500%, 5/01/2032	194,547
Principal Amount (‡)	Description	Value (†)

	Cable Satellite — continued
$325,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 2.300%, 2/01/2032	$261,804
875,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 2.800%, 4/01/2031	748,782
890,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 3.700%, 4/01/2051	568,165
30,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 3.850%, 4/01/2061	18,400
1,580,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 3.950%, 6/30/2062	975,684
220,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 4.400%, 4/01/2033	201,271
165,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 5.125%, 7/01/2049	132,592
400,000	CSC Holdings LLC, 3.375%, 2/15/2031(a)	283,620
200,000	CSC Holdings LLC, 4.125%, 12/01/2030(a)	145,751
800,000	CSC Holdings LLC, 4.625%, 12/01/2030(a)	405,995
125,000	DISH DBS Corp., 5.125%, 6/01/2029	83,866
170,000	DISH DBS Corp., 5.250%, 12/01/2026(a)	157,101
265,000	DISH DBS Corp., 5.750%, 12/01/2028(a)	231,536
145,000	Time Warner Cable LLC, 5.500%, 9/01/2041	125,725
		4,702,992
	Chemicals — 0.6%
200,000	Braskem Netherlands Finance BV, 5.875%, 1/31/2050(a)	156,663
110,000	Celanese U.S. Holdings LLC, 6.330%, 7/15/2029	116,647
60,000	Celanese U.S. Holdings LLC, 6.379%, 7/15/2032	64,147
175,000	Celanese U.S. Holdings LLC, 6.550%, 11/15/2030	188,630
645,000	Celanese U.S. Holdings LLC, 6.700%, 11/15/2033	705,673
		1,231,760
	Collateralized Mortgage Obligations — 0.2%
30,608	BB-UBS Trust, Series 2012-TFT, Class A, 2.892%, 6/05/2030(a)	28,405
102,678	Federal Home Loan Mortgage Corp., Series 2912, Class EH, REMICS, 5.500%, 1/15/2035	107,519
104,608	GS Mortgage Securities Corp. Trust, Series 2012-BWTR, Class A, 2.954%, 11/05/2034(a)	84,273
115,000	GS Mortgage Securities Corp. Trust, Series 2013-PEMB, Class A, 3.668%, 3/05/2033(a)(b)	101,755
125,000	GS Mortgage Securities Corp. Trust, Series 2013-PEMB, Class B, 3.668%, 3/05/2033(a)(b)	104,353
118,162	Verus Securitization Trust, Series 2021-5, Class A1, 1.013%, 9/25/2066(a)(b)	101,067
		527,372
	Construction Machinery — 0.5%
200,000	Ashtead Capital, Inc., 5.500%, 8/11/2032(a)	204,614
200,000	Ashtead Capital, Inc., 5.800%, 4/15/2034(a)	209,007
200,000	Ashtead Capital, Inc., 5.950%, 10/15/2033(a)	210,653
475,000	United Rentals North America, Inc., 6.125%, 3/15/2034(a)	490,887
		1,115,161
	Consumer Cyclical Services — 1.0%
330,000	Expedia Group, Inc., 2.950%, 3/15/2031	300,260
1,245,000	Expedia Group, Inc., 3.250%, 2/15/2030	1,174,007
210,000	Uber Technologies, Inc., 4.500%, 8/15/2029(a)	208,196

Principal Amount (‡)	Description	Value (†)

	Consumer Cyclical Services — continued
$300,000	Uber Technologies, Inc., 4.800%, 9/15/2034	$299,584
204,000	Uber Technologies, Inc., 7.500%, 9/15/2027(a)	207,884
		2,189,931
	Diversified Manufacturing — 0.7%
75,000	Amphenol Corp., 2.200%, 9/15/2031	64,811
120,000	Amphenol Corp., 5.250%, 4/05/2034	125,372
555,000	Ingersoll Rand, Inc., 5.700%, 8/14/2033	594,636
85,000	Nordson Corp., 5.800%, 9/15/2033	91,694
705,000	Veralto Corp., 5.450%, 9/18/2033	739,671
		1,616,184
	Electric — 0.6%
330,000	Duke Energy Corp., 5.450%, 6/15/2034	344,400
140,000	Pacific Gas & Electric Co., 3.250%, 6/01/2031	127,466
200,000	Pacific Gas & Electric Co., 4.300%, 3/15/2045	167,282
45,000	Pacific Gas & Electric Co., 4.550%, 7/01/2030	44,652
100,000	Pacific Gas & Electric Co., 5.450%, 6/15/2027	102,380
390,000	Southern Co., 5.700%, 3/15/2034	418,593
		1,204,773
	Finance Companies — 3.8%
550,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.300%, 1/30/2032	496,374
150,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.400%, 10/29/2033	132,713
385,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 4.950%, 9/10/2034	382,892
225,000	Air Lease Corp., 3.125%, 12/01/2030	205,890
191,000	Air Lease Corp., 4.625%, 10/01/2028	191,668
125,000	Air Lease Corp., MTN, 3.000%, 2/01/2030	115,216
125,000	Aircastle Ltd., 5.950%, 2/15/2029(a)	129,476
420,000	Aircastle Ltd., 6.500%, 7/18/2028(a)	440,547
150,000	Aircastle Ltd./Aircastle Ireland DAC, 5.750%, 10/01/2031(a)	154,230
260,000	ARES Capital Corp., 2.875%, 6/15/2028	239,813
350,000	Aviation Capital Group LLC, 1.950%, 1/30/2026(a)	337,188
170,000	Aviation Capital Group LLC, 6.250%, 4/15/2028(a)	177,575
550,000	Aviation Capital Group LLC, 6.750%, 10/25/2028(a)	587,415
1,110,000	Blackstone Secured Lending Fund, 2.125%, 2/15/2027	1,034,476
15,000	Blue Owl Capital Corp., 2.625%, 1/15/2027	14,156
490,000	Blue Owl Capital Corp., 2.875%, 6/11/2028	448,862
465,000	Blue Owl Capital Corp., 4.250%, 1/15/2026	459,474
105,000	Blue Owl Technology Finance Corp., 2.500%, 1/15/2027	97,678
95,000	Macquarie Airfinance Holdings Ltd., 5.150%, 3/17/2030(a)	95,207
375,000	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 2.875%, 10/15/2026(a)	360,029
330,000	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 3.625%, 3/01/2029(a)	310,291
995,000	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 3.875%, 3/01/2031(a)	916,137
865,000	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 4.000%, 10/15/2033(a)	772,692
300,000	SMBC Aviation Capital Finance DAC, 5.450%, 5/03/2028(a)	308,143
		8,408,142
	Financial Other — 0.0%
200,000	CIFI Holdings Group Co. Ltd., 6.450%, 11/07/2024(e)	19,294
200,000	Country Garden Holdings Co. Ltd., 3.300%, 1/12/2031(e)	14,788
200,000	Shimao Group Holdings Ltd., 4.750%, 7/03/2022(e)	10,230
Principal Amount (‡)	Description	Value (†)

	Financial Other — continued
$200,000	Shimao Group Holdings Ltd., 5.200%, 1/16/2027(e)	$9,560
200,000	Shimao Group Holdings Ltd., 5.600%, 7/15/2026(e)	10,332
200,000	Shimao Group Holdings Ltd., 6.125%, 2/21/2024(e)	10,750
200,000	Times China Holdings Ltd., 5.750%, 1/14/2027(e)	4,598
200,000	Times China Holdings Ltd., 6.200%, 3/22/2026(e)	4,736
		84,288
	Food & Beverage — 0.4%
185,000	JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL, 3.000%, 2/02/2029	172,151
225,000	JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL, 3.750%, 12/01/2031	206,938
110,000	JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL, 6.750%, 3/15/2034(a)	121,869
300,000	Pilgrim's Pride Corp., 3.500%, 3/01/2032	266,370
5,000	Pilgrim's Pride Corp., 4.250%, 4/15/2031	4,751
		772,079
	Gaming — 0.6%
190,000	GLP Capital LP/GLP Financing II, Inc., 3.250%, 1/15/2032	168,083
50,000	GLP Capital LP/GLP Financing II, Inc., 6.750%, 12/01/2033	55,000
45,000	VICI Properties LP, 5.125%, 5/15/2032	45,183
80,000	VICI Properties LP/VICI Note Co., Inc., 3.875%, 2/15/2029(a)	76,619
365,000	VICI Properties LP/VICI Note Co., Inc., 4.250%, 12/01/2026(a)	361,450
295,000	VICI Properties LP/VICI Note Co., Inc., 4.500%, 9/01/2026(a)	293,637
265,000	VICI Properties LP/VICI Note Co., Inc., 4.625%, 6/15/2025(a)	263,382
		1,263,354
	Government Owned - No Guarantee — 0.4%
955,000	Antares Holdings LP, 3.750%, 7/15/2027(a)	905,615
200,000	Sino-Ocean Land Treasure IV Ltd., 4.750%, 1/14/2030(e)	13,712
		919,327
	Health Insurance — 0.7%
20,000	Centene Corp., 2.450%, 7/15/2028	18,418
520,000	Centene Corp., 2.500%, 3/01/2031	446,956
260,000	Centene Corp., 3.000%, 10/15/2030	232,759
220,000	Centene Corp., 3.375%, 2/15/2030	202,734
650,000	Centene Corp., 4.625%, 12/15/2029	636,078
		1,536,945
	Healthcare — 0.7%
200,000	Alcon Finance Corp., 5.375%, 12/06/2032(a)	209,109
55,000	HCA, Inc., 2.375%, 7/15/2031	47,552
195,000	HCA, Inc., 3.500%, 9/01/2030	183,763
125,000	HCA, Inc., 5.450%, 9/15/2034	128,617
50,000	HCA, Inc., 5.500%, 6/01/2033	51,922
815,000	HCA, Inc., 5.600%, 4/01/2034	849,269
		1,470,232
	Home Construction — 1.1%
295,000	DR Horton, Inc., 5.000%, 10/15/2034	299,102
195,000	MDC Holdings, Inc., 3.966%, 8/06/2061	169,002
510,000	MDC Holdings, Inc., 6.000%, 1/15/2043	542,871
285,000	Meritage Homes Corp., 3.875%, 4/15/2029(a)	272,371
981,000	PulteGroup, Inc., 6.000%, 2/15/2035	1,055,914
		2,339,260

Principal Amount (‡)	Description	Value (†)

	Hybrid ARMs — 0.0%
$1,533	Federal National Mortgage Association, 6 mo. RFUCC Treasury + 1.460%, 7.133%, 2/01/2037(b)	$1,560
4,814	Federal National Mortgage Association, 1 yr. RFUCC Treasury + 1.809%, 7.318%, 9/01/2036(b)	4,983
		6,543
	Independent Energy — 2.8%
520,000	Aker BP ASA, 5.125%, 10/01/2034(a)	513,826
1,135,000	Continental Resources, Inc., 2.875%, 4/01/2032(a)	958,694
1,465,000	Continental Resources, Inc., 5.750%, 1/15/2031(a)	1,498,870
280,000	Energean Israel Finance Ltd., 5.375%, 3/30/2028(a)	251,709
370,000	Energean Israel Finance Ltd., 5.875%, 3/30/2031(a)	316,461
385,000	EQT Corp., 3.625%, 5/15/2031(a)	353,378
45,000	EQT Corp., 5.000%, 1/15/2029	45,519
100,000	EQT Corp., 7.000%, 2/01/2030	109,182
45,000	Occidental Petroleum Corp., 5.550%, 10/01/2034	45,683
200,000	Occidental Petroleum Corp., 6.125%, 1/01/2031	211,056
130,000	Occidental Petroleum Corp., 6.625%, 9/01/2030	140,251
120,000	Occidental Petroleum Corp., 7.500%, 5/01/2031	136,356
440,000	Ovintiv, Inc., 6.500%, 8/15/2034	475,045
40,000	Ovintiv, Inc., 7.375%, 11/01/2031	45,129
485,000	Permian Resources Operating LLC, 6.250%, 2/01/2033(a)	492,825
385,000	Var Energi ASA, 8.000%, 11/15/2032(a)	446,429
95,000	Viper Energy, Inc., 7.375%, 11/01/2031(a)	100,194
		6,140,607
	Industrial Other — 0.2%
500,000	Jacobs Engineering Group, Inc., 6.350%, 8/18/2028	532,038
	Leisure — 1.4%
280,000	Carnival Corp., 4.000%, 8/01/2028(a)	270,429
70,000	Carnival Corp., 7.000%, 8/15/2029(a)	74,388
80,000	NCL Corp. Ltd., 5.875%, 3/15/2026(a)	80,005
250,000	NCL Corp. Ltd., 5.875%, 2/15/2027(a)	250,752
400,000	NCL Corp. Ltd., 8.125%, 1/15/2029(a)	427,680
235,000	Royal Caribbean Cruises Ltd., 5.500%, 4/01/2028(a)	237,980
465,000	Royal Caribbean Cruises Ltd., 5.625%, 9/30/2031(a)	471,103
1,050,000	Royal Caribbean Cruises Ltd., 6.000%, 2/01/2033(a)	1,076,443
185,000	Royal Caribbean Cruises Ltd., 6.250%, 3/15/2032(a)	191,908
		3,080,688
	Life Insurance — 1.9%
490,000	Athene Global Funding, 1.608%, 6/29/2026(a)	466,294
159,000	Brighthouse Financial, Inc., 4.700%, 6/22/2047	130,934
1,488,000	National Life Insurance Co., 10.500%, 9/15/2039(a)	1,924,579
1,560,000	NLV Financial Corp., 7.500%, 8/15/2033(a)	1,730,165
		4,251,972
	Lodging — 0.2%
95,000	Choice Hotels International, Inc., 5.850%, 8/01/2034	97,969
195,000	Marriott International, Inc., 5.300%, 5/15/2034	200,935
165,000	Marriott International, Inc., Series HH, 2.850%, 4/15/2031	148,532
40,000	Marriott Ownership Resorts, Inc., 4.500%, 6/15/2029(a)	37,627
		485,063
	Media Entertainment — 1.0%
935,000	Netflix, Inc., 4.875%, 6/15/2030(a)	964,673
80,000	Netflix, Inc., 4.900%, 8/15/2034	82,747
60,000	Netflix, Inc., 5.375%, 11/15/2029(a)	63,128
425,000	Netflix, Inc., 5.875%, 11/15/2028	452,909
645,000	Netflix, Inc., 6.375%, 5/15/2029	704,642
		2,268,099
	Metals & Mining — 2.9%
265,000	Anglo American Capital PLC, 5.500%, 5/02/2033(a)	272,415
Principal Amount (‡)	Description	Value (†)

	Metals & Mining — continued
$640,000	ArcelorMittal SA, 6.800%, 11/29/2032	$713,928
200,000	First Quantum Minerals Ltd., 6.875%, 10/15/2027(a)	197,738
325,000	First Quantum Minerals Ltd., 9.375%, 3/01/2029(a)	344,482
1,035,000	Glencore Funding LLC, 2.500%, 9/01/2030(a)	925,849
645,000	Glencore Funding LLC, 2.850%, 4/27/2031(a)	578,304
250,000	Glencore Funding LLC, 5.700%, 5/08/2033(a)	262,763
550,000	Glencore Funding LLC, 6.125%, 10/06/2028(a)	582,749
650,000	Glencore Funding LLC, 6.375%, 10/06/2030(a)	706,585
1,340,000	Glencore Funding LLC, 6.500%, 10/06/2033(a)	1,478,267
330,000	Steel Dynamics, Inc., 5.375%, 8/15/2034	340,584
		6,403,664
	Midstream — 3.1%
205,000	Cheniere Energy Partners LP, 3.250%, 1/31/2032	183,314
810,000	Cheniere Energy Partners LP, 4.000%, 3/01/2031	766,575
75,000	Cheniere Energy Partners LP, 4.500%, 10/01/2029	73,974
85,000	Cheniere Energy Partners LP, 5.950%, 6/30/2033	89,942
240,000	DCP Midstream Operating LP, 3.250%, 2/15/2032	212,693
50,000	DCP Midstream Operating LP, 5.125%, 5/15/2029	51,245
125,000	DCP Midstream Operating LP, 6.450%, 11/03/2036(a)	134,809
588,000	Energy Transfer LP, 5.000%, 5/15/2044	539,037
420,000	Energy Transfer LP, 5.600%, 9/01/2034	436,346
370,000	Energy Transfer LP, 5.750%, 2/15/2033	386,968
150,000	Energy Transfer LP, 6.550%, 12/01/2033	165,602
145,000	EnLink Midstream LLC, 6.500%, 9/01/2030(a)	156,430
45,000	MPLX LP, 5.000%, 3/01/2033	45,025
43,000	ONEOK Partners LP, 6.200%, 9/15/2043	45,141
230,000	Plains All American Pipeline LP/PAA Finance Corp., 3.550%, 12/15/2029	218,765
380,000	Plains All American Pipeline LP/PAA Finance Corp., 3.800%, 9/15/2030	362,171
5,000	Plains All American Pipeline LP/PAA Finance Corp., 4.300%, 1/31/2043	4,231
95,000	Targa Resources Corp., 5.500%, 2/15/2035	97,839
420,000	Targa Resources Corp., 6.125%, 3/15/2033	450,719
175,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., 4.000%, 1/15/2032	164,493
70,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., 4.875%, 2/01/2031	69,485
150,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., 5.500%, 3/01/2030	152,745
165,000	Venture Global Calcasieu Pass LLC, 3.875%, 11/01/2033(a)	147,983
75,000	Venture Global Calcasieu Pass LLC, 6.250%, 1/15/2030(a)	78,620
85,000	Western Midstream Operating LP, 4.050%, 2/01/2030	81,839
120,000	Western Midstream Operating LP, 5.250%, 2/01/2050	108,825
195,000	Western Midstream Operating LP, 5.300%, 3/01/2048	177,084
35,000	Western Midstream Operating LP, 5.450%, 4/01/2044	33,128
25,000	Western Midstream Operating LP, 5.500%, 8/15/2048	23,195
340,000	Western Midstream Operating LP, 6.150%, 4/01/2033	359,405
215,000	Western Midstream Operating LP, 6.350%, 1/15/2029	228,583
110,000	Whistler Pipeline LLC, 5.700%, 9/30/2031(a)	113,880
120,000	Whistler Pipeline LLC, 5.950%, 9/30/2034(a)	124,260
565,000	Williams Cos., Inc., 5.150%, 3/15/2034	571,159
		6,855,510

Principal Amount (‡)	Description	Value (†)

	Natural Gas — 0.1%
$115,000	Southern Co. Gas Capital Corp., 5.750%, 9/15/2033	$123,621
	Non-Agency Commercial Mortgage-Backed Securities — 1.6%
95,000	BPR Trust, Series 2021-NRD, Class B, 1 mo. USD SOFR + 2.124%, 7.221%, 12/15/2038(a)(b)	93,465
105,000	BPR Trust, Series 2021-NRD, Class C, 1 mo. USD SOFR + 2.424%, 7.521%, 12/15/2038(a)(b)	103,093
65,000	BPR Trust, Series 2021-NRD, Class D, 1 mo. USD SOFR + 3.723%, 8.820%, 12/15/2038(a)(b)	63,638
290,000	BPR Trust, Series 2022-STAR, Class A, 1 mo. USD SOFR + 3.232%, 8.329%, 8/15/2039(a)(b)	288,731
100,000	BX Trust, Series 2024-VLT4, Class A, 1 mo. USD SOFR + 1.491%, 6.588%, 7/15/2029(a)(b)	99,421
100,000	Credit Suisse Mortgage Trust, Series 2014-USA, Class B, 4.185%, 9/15/2037(a)	84,366
205,000	DC Commercial Mortgage Trust, Series 2023-DC, Class B, 6.804%, 9/12/2040(a)	214,159
89,104	Extended Stay America Trust, Series 2021-ESH, Class A, 1 mo. USD SOFR + 1.194%, 6.292%, 7/15/2038(a)(b)	88,992
111,379	Extended Stay America Trust, Series 2021-ESH, Class B, 1 mo. USD SOFR + 1.494%, 6.592%, 7/15/2038(a)(b)	111,136
124,745	Extended Stay America Trust, Series 2021-ESH, Class C, 1 mo. USD SOFR + 1.814%, 6.912%, 7/15/2038(a)(b)	124,472
356,414	Extended Stay America Trust, Series 2021-ESH, Class D, 1 mo. USD SOFR + 2.364%, 7.462%, 7/15/2038(a)(b)	357,103
223,334	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2012-LC9, Class C, 3.686%, 12/15/2047(a)(b)	205,471
105,000	JPMBB Commercial Mortgage Securities Trust, Series 2015-C32, Class A5, 3.598%, 11/15/2048	102,664
100,000	LEX Mortgage Trust, Series 2024-BBG, Class A, 4.874%, 10/13/2033(a)(b)	100,050
47,452	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C12, Class C, 4.964%, 10/15/2046(b)	43,656
495,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C30, Class C, 4.172%, 9/15/2049(b)	416,927
85,477	MSBAM Commercial Mortgage Securities Trust, Series 2012-CKSV, Class A2, 3.277%, 10/15/2030(a)	77,779
74,453	Wells Fargo Commercial Mortgage Trust, Series 2013-LC12, Class B, 4.082%, 7/15/2046(b)	68,499
23,890	WFRBS Commercial Mortgage Trust, Series 2011-C3, Class D, 6.050%, 3/15/2044(a)(b)	8,595
145,000	WFRBS Commercial Mortgage Trust, Series 2013-C15, Class B, 4.327%, 8/15/2046(b)	125,634
135,982	WFRBS Commercial Mortgage Trust, Series 2014-C20, Class B, 4.378%, 5/15/2047	121,025
655,000	WFRBS Commercial Mortgage Trust, Series 2014-C24, Class B, 4.204%, 11/15/2047(b)	633,334
		3,532,210
	Office REITs — 0.0%
85,000	COPT Defense Properties LP, 2.750%, 4/15/2031	74,374
	Oil Field Services — 0.4%
810,000	Helmerich & Payne, Inc., 5.500%, 12/01/2034(a)	789,005
	Other REITs — 0.5%
125,000	Extra Space Storage LP, 2.350%, 3/15/2032	105,498
Principal Amount (‡)	Description	Value (†)

	Other REITs — continued
$260,000	Extra Space Storage LP, 5.900%, 1/15/2031	$275,795
610,000	Host Hotels & Resorts LP, 5.500%, 4/15/2035	618,843
		1,000,136
	Paper — 0.1%
137,000	WestRock MWV LLC, 7.550%, 3/01/2047	166,904
104,000	WestRock MWV LLC, 8.200%, 1/15/2030	121,391
		288,295
	Pharmaceuticals — 1.2%
80,000	Bausch Health Cos., Inc., 4.875%, 6/01/2028(a)	62,600
585,000	Roche Holdings, Inc., 4.985%, 3/08/2034(a)	609,941
200,000	Teva Pharmaceutical Finance Co. LLC, 6.150%, 2/01/2036	205,966
980,000	Teva Pharmaceutical Finance Netherlands III BV, 4.100%, 10/01/2046	728,489
240,000	Teva Pharmaceutical Finance Netherlands III BV, 4.750%, 5/09/2027	236,618
200,000	Teva Pharmaceutical Finance Netherlands III BV, 5.125%, 5/09/2029	198,374
400,000	Teva Pharmaceutical Finance Netherlands III BV, 7.875%, 9/15/2029	441,909
200,000	Teva Pharmaceutical Finance Netherlands III BV, 8.125%, 9/15/2031	229,301
		2,713,198
	Property & Casualty Insurance — 0.3%
110,000	Arthur J Gallagher & Co., 5.450%, 7/15/2034	114,611
85,000	CNA Financial Corp., 5.125%, 2/15/2034	86,920
555,000	Stewart Information Services Corp., 3.600%, 11/15/2031	487,279
		688,810
	Retailers — 0.2%
50,000	AutoNation, Inc., 3.850%, 3/01/2032	46,116
50,000	Dollar Tree, Inc., 2.650%, 12/01/2031	43,002
155,000	Home Depot, Inc., 4.950%, 6/25/2034	161,142
125,000	Tapestry, Inc., 3.050%, 3/15/2032	107,003
		357,263
	Sovereigns — 3.4%
400,000	Chile Government International Bonds, 3.500%, 1/31/2034	367,512
200,000	Chile Government International Bonds, 3.500%, 1/25/2050	153,491
615,000	Chile Government International Bonds, 3.875%, 7/09/2031, (EUR)	704,371
415,000	Colombia Government International Bonds, 7.500%, 2/02/2034	430,369
600,000	Colombia Government International Bonds, 8.000%, 11/14/2035	639,494
555,000	Dominican Republic International Bonds, 4.875%, 9/23/2032	527,665
200,000	Philippines Government International Bonds, 2.650%, 12/10/2045	140,680
600,000	Philippines Government International Bonds, 2.950%, 5/05/2045	442,337
1,030,000	Republic of Poland Government International Bonds, 5.500%, 3/18/2054	1,052,536
200,000	Republic of South Africa Government International Bonds, 4.850%, 9/30/2029	194,100
400,000	Republic of South Africa Government International Bonds, 5.875%, 4/20/2032	398,968
200,000	Republic of Uzbekistan International Bonds, 3.900%, 10/19/2031	170,818
330,000	Republic of Uzbekistan International Bonds, 5.375%, 5/29/2027, (EUR)(a)	369,988

Principal Amount (‡)	Description	Value (†)

	Sovereigns — continued
$420,000	Republic of Uzbekistan International Bonds, 6.900%, 2/28/2032(a)	$422,764
636,000	Romania Government International Bonds, 5.750%, 3/24/2035(a)	631,866
50,000	Romania Government International Bonds, 6.375%, 1/30/2034(a)	51,945
780,000	Turkiye Government International Bonds, 7.125%, 7/17/2032	804,834
		7,503,738
	Technology — 7.0%
50,000	Arrow Electronics, Inc., 2.950%, 2/15/2032	43,889
360,000	Atlassian Corp., 5.250%, 5/15/2029	372,062
700,000	Atlassian Corp., 5.500%, 5/15/2034	732,520
165,000	Broadcom, Inc., 2.450%, 2/15/2031(a)	146,219
145,000	Broadcom, Inc., 2.600%, 2/15/2033(a)	124,300
465,000	Broadcom, Inc., 3.137%, 11/15/2035(a)	397,638
240,000	Broadcom, Inc., 3.187%, 11/15/2036(a)	203,409
260,000	Broadcom, Inc., 3.419%, 4/15/2033(a)	236,237
400,000	Broadcom, Inc., 3.469%, 4/15/2034(a)	360,198
380,000	Broadcom, Inc., 4.150%, 11/15/2030	375,255
130,000	Broadcom, Inc., 4.150%, 4/15/2032(a)	126,125
85,000	Broadcom, Inc., 4.300%, 11/15/2032	83,490
255,000	CDW LLC/CDW Finance Corp., 3.250%, 2/15/2029	240,412
40,000	CDW LLC/CDW Finance Corp., 3.276%, 12/01/2028	37,918
1,045,000	CDW LLC/CDW Finance Corp., 3.569%, 12/01/2031	956,160
130,000	CDW LLC/CDW Finance Corp., 4.250%, 4/01/2028	128,449
195,000	CDW LLC/CDW Finance Corp., 5.550%, 8/22/2034	199,512
125,000	CommScope Technologies LLC, 5.000%, 3/15/2027(a)	104,768
45,000	Dell International LLC/EMC Corp., 5.750%, 2/01/2033	48,295
715,000	Entegris, Inc., 4.750%, 4/15/2029(a)	704,597
1,175,000	Equinix, Inc., 2.150%, 7/15/2030	1,038,515
765,000	Fiserv, Inc., 5.625%, 8/21/2033	810,333
115,000	Gartner, Inc., 3.625%, 6/15/2029(a)	109,758
185,000	Global Payments, Inc., 2.900%, 5/15/2030	168,502
235,000	Global Payments, Inc., 2.900%, 11/15/2031	206,843
130,000	Global Payments, Inc., 5.300%, 8/15/2029	133,628
280,000	Global Payments, Inc., 5.400%, 8/15/2032	287,404
375,000	Jabil, Inc., 3.600%, 1/15/2030	354,295
125,000	Leidos, Inc., 2.300%, 2/15/2031	108,594
55,000	Leidos, Inc., 4.375%, 5/15/2030	54,119
795,000	Leidos, Inc., 5.750%, 3/15/2033	836,290
250,000	Marvell Technology, Inc., 2.950%, 4/15/2031	225,797
5,000	Marvell Technology, Inc., 5.950%, 9/15/2033	5,373
475,000	Microchip Technology, Inc., 5.050%, 3/15/2029	487,796
55,000	Micron Technology, Inc., 2.703%, 4/15/2032	48,048
120,000	Micron Technology, Inc., 4.663%, 2/15/2030	120,594
295,000	Micron Technology, Inc., 5.300%, 1/15/2031	306,524
425,000	Micron Technology, Inc., 5.875%, 2/09/2033	453,841
1,050,000	Micron Technology, Inc., 5.875%, 9/15/2033	1,123,006
515,000	Motorola Solutions, Inc., 5.400%, 4/15/2034	537,462
40,000	Motorola Solutions, Inc., 5.600%, 6/01/2032	42,292
50,000	Oracle Corp., 2.950%, 4/01/2030	46,494
600,000	Oracle Corp., 3.950%, 3/25/2051	482,882
140,000	Sensata Technologies, Inc., 3.750%, 2/15/2031(a)	128,176
290,000	TD SYNNEX Corp., 6.100%, 4/12/2034	306,883
450,000	Trimble, Inc., 6.100%, 3/15/2033	485,706
460,000	VMware LLC, 2.200%, 8/15/2031	395,114
140,000	Western Digital Corp., 2.850%, 2/01/2029	127,636
265,000	Western Digital Corp., 4.750%, 2/15/2026	263,569
		15,316,927
Principal Amount (‡)	Description	Value (†)

	Transportation Services — 0.3%
$562,000	ERAC USA Finance LLC, 6.700%, 6/01/2034(a)	$648,079
	Treasuries — 16.7%
10,425,000	Norway Government Bonds, 1.750%, 3/13/2025, (NOK)(a)	976,367
15,340,000	Republic of South Africa Government Bonds, 8.875%, 2/28/2035, (ZAR)	821,724
6,850,000	Republic of South Africa Government Bonds, 9.000%, 1/31/2040, (ZAR)	346,797
1,160,000	U.K. Gilts, 0.250%, 1/31/2025, (GBP)	1,530,825
2,485,000	U.S. Treasury Bonds, 2.250%, 2/15/2052(f)	1,694,556
7,125,000	U.S. Treasury Bonds, 3.250%, 5/15/2042(f)	6,334,570
1,550,000	U.S. Treasury Bonds, 4.125%, 8/15/2053	1,543,521
2,210,000	U.S. Treasury Notes, 3.500%, 9/30/2026	2,203,871
2,160,000	U.S. Treasury Notes, 3.750%, 8/31/2026	2,163,122
7,960,000	U.S. Treasury Notes, 4.625%, 6/30/2025	7,987,829
10,040,000	U.S. Treasury Notes, 4.625%, 2/28/2026	10,151,773
985,000	U.S. Treasury Notes, 4.625%, 6/30/2026	1,000,160
		36,755,115
	Wireless — 1.8%
225,000	American Tower Corp., 5.450%, 2/15/2034	235,211
555,000	American Tower Corp., 5.900%, 11/15/2033	596,424
585,000	Sprint Capital Corp., 8.750%, 3/15/2032	725,354
100,000	T-Mobile USA, Inc., 2.400%, 3/15/2029	92,097
230,000	T-Mobile USA, Inc., 2.700%, 3/15/2032	202,866
305,000	T-Mobile USA, Inc., 3.500%, 4/15/2031	286,992
1,120,000	T-Mobile USA, Inc., 3.875%, 4/15/2030	1,089,167
375,000	T-Mobile USA, Inc., 4.700%, 1/15/2035	373,685
225,000	T-Mobile USA, Inc., 5.750%, 1/15/2034	241,623
		3,843,419
	Wirelines — 0.0%
55,000	Verizon Communications, Inc., 2.355%, 3/15/2032	47,385
	Total Non-Convertible Bonds (Identified Cost $203,390,447)	200,571,403

Convertible Bonds — 1.1%
	Airlines — 0.1%
210,000	Southwest Airlines Co., 1.250%, 5/01/2025	211,560
	Cable Satellite — 0.4%
965,000	DISH Network Corp., 3.375%, 8/15/2026	774,273
180,000	DISH Network Corp., Zero Coupon, 6.944%–9.514%, 12/15/2025(g)	155,711
		929,984
	Electric — 0.2%
490,000	PPL Capital Funding, Inc., 2.875%, 3/15/2028	518,420
	Leisure — 0.1%
75,000	Carnival Corp., 5.750%, 12/01/2027	120,600
	Pharmaceuticals — 0.3%
585,000	BioMarin Pharmaceutical, Inc., 1.250%, 5/15/2027	556,043
	Total Convertible Bonds (Identified Cost $2,528,843)	2,336,607

Principal Amount (‡)	Description	Value (†)

Municipals — 0.3%
	Virginia — 0.3%
$790,000	Tobacco Settlement Financing Corp., 6.706%, 6/01/2046 (Identified Cost $782,217)	$670,654
	Total Bonds and Notes (Identified Cost $206,701,507)	203,578,664

Collateralized Loan Obligations — 3.1%
395,000	522 Funding CLO Ltd., Series 2021-7A, Class D, 3 mo. USD SOFR + 3.162%, 8.445%, 4/23/2034(a)(b)	395,079
250,000	AGL CLO 5 Ltd., Series 2020-5A, Class BR, 3 mo. USD SOFR + 1.962%, 7.244%, 7/20/2034(a)(b)	250,286
600,000	Alinea CLO Ltd., Series 2018-1A, Class B, 3 mo. USD SOFR + 1.912%, 7.194%, 7/20/2031(a)(b)	601,055
250,000	Battalion CLO VIII Ltd., Series 2015-8A, Class A2R2, 3 mo. USD SOFR + 1.812%, 7.091%, 7/18/2030(a)(b)	250,250
465,000	Birch Grove CLO 9 Ltd., Series 2024-9A, Class A1, 3 mo. USD SOFR + 1.400%, 6.582%, 10/22/2037(a)(b)	464,372
250,000	Canyon CLO Ltd., Series 2021-4A, Class B, 3 mo. USD SOFR + 1.962%, 7.263%, 10/15/2034(a)(b)	250,838
270,000	Carlyle U.S. CLO Ltd., Series 2021-9A, Class B, 3 mo. USD SOFR + 1.912%, 7.194%, 10/20/2034(a)(b)	270,383
250,000	CIFC Funding Ltd., Series 2021-6A, Class B, 3 mo. USD SOFR + 1.912%, 7.213%, 10/15/2034(a)(b)	250,349
455,000	Dryden 53 CLO Ltd., Series 2017-53A, Class B, 3 mo. USD SOFR + 1.662%, 6.963%, 1/15/2031(a)(b)	455,864
275,000	Elmwood CLO VIII Ltd., Series 2021-1A, Class DR, 3 mo. USD SOFR + 3.800%, 9.082%, 4/20/2037(a)(b)	281,439
255,000	Invesco CLO Ltd., Series 2021-1A, Class D, 3 mo. USD SOFR + 3.312%, 8.613%, 4/15/2034(a)(b)	255,260
530,000	Morgan Stanley Eaton Vance CLO Ltd., Series 2022-16A, Class B, 3 mo. USD SOFR + 1.950%, 7.251%, 4/15/2035(a)(b)	531,471
250,000	Neuberger Berman CLO XX Ltd., Series 2015-20A, Class BRR, 3 mo. USD SOFR + 1.912%, 7.213%, 7/15/2034(a)(b)	250,415
300,000	Octagon Investment Partners 18-R Ltd., Series 2018-18A, Class A2, 3 mo. USD SOFR + 1.732%, 7.018%, 4/16/2031(a)(b)	300,062
164,557	Octagon Investment Partners XV Ltd., Series 2013-1A, Class A1RR, 3 mo. USD SOFR + 1.232%, 6.511%, 7/19/2030(a)(b)	164,631
690,000	Palmer Square BDC CLO 1 Ltd., Series 1A, Class A, 3 mo. USD SOFR + 1.600%, 6.925%, 7/15/2037(a)(b)	690,618
250,000	Rad CLO 15 Ltd., Series 2021-15A, Class B, 3 mo. USD SOFR + 1.912%, 7.194%, 1/20/2034(a)(b)	250,332
360,000	Recette CLO Ltd., Series 2015-1A, Class BRR, 3 mo. USD SOFR + 1.662%, 6.944%, 4/20/2034(a)(b)	360,000
250,000	Sixth Street CLO XV Ltd., Series 2020-15A, Class BR, 7.694%, 10/24/2037(a)(b)	250,000
310,000	Sixth Street CLO XVIII Ltd., Series 2021-18A, Class D, 3 mo. USD SOFR + 3.162%, 8.444%, 4/20/2034(a)(b)	310,375
	Total Collateralized Loan Obligations (Identified Cost $6,807,794)	6,833,079

Principal Amount (‡)	Description	Value (†)

Senior Loans — 2.3%
	Building Materials — 0.3%
$628,421	Summit Materials LLC, 2023 Incremental Term Loan B, 3 mo. USD SOFR + 1.750%, 7.054%, 1/12/2029(b)(h)	$630,514
	Diversified Manufacturing — 0.3%
473,813	Resideo Funding, Inc., 2024 M&A Term Loan B, 3 mo. USD SOFR + 2.000%, 7.301%, 6/13/2031(b)(h)	473,812
106,620	Resideo Funding, Inc., 2024 Term Loan B, 1 mo. USD SOFR + 2.000%, 6.855%, 2/11/2028(b)(h)	106,887
		580,699
	Financial Other — 0.4%
940,757	Trans Union LLC, 2024 Term Loan B8, 1 mo. USD SOFR + 1.750%, 6.595%, 6/24/2031(b)(h)	938,621
	Leisure — 0.0%
69,046	Carnival Corp., 2024 Term Loan B1, 1 mo. USD SOFR + 2.750%, 7.595%, 10/18/2028(b)(h)	69,090
49,667	Carnival Corp., 2024 Term Loan B2, 1 mo. USD SOFR + 2.750%, 7.595%, 8/08/2027(b)(h)	49,744
		118,834
	Lodging — 1.0%
340,169	Hilton Domestic Operating Co., Inc., 2023 Term Loan B4, 1 mo. USD SOFR + 1.750%, 6.605%, 11/08/2030(b)	339,975
817,373	Hilton Grand Vacations Borrower LLC, 2024 Incremental Term Loan B, 1 mo. USD SOFR + 2.250%, 7.095%, 1/17/2031(b)(h)	810,221
19,897	Hilton Grand Vacations Borrower LLC, 2021 Term Loan B, 8/02/2028(i)	19,761
937,650	Wyndham Hotels & Resorts, Inc., 2024 Term Loan, 1 mo. USD SOFR + 1.750%, 6.595%, 5/24/2030(b)(h)	936,478
		2,106,435
	Paper — 0.2%
503,232	Asplundh Tree Expert LLC, 2024 Incremental Term Loan B, 1 mo. USD SOFR + 1.750%, 6.595%, 5/23/2031(b)	503,444
	Wireless — 0.1%
204,488	SBA Senior Finance II LLC, 2024 1st Lien Term Loan B, 1/25/2031(i)	204,534
	Total Senior Loans (Identified Cost $5,094,619)	5,083,081

Short-Term Investments — 3.0%
6,599,232	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 9/30/2024 at 3.000% to be repurchased at $6,599,782 on 10/01/2024 collateralized by $6,738,900 U.S. Treasury Note, 3.500% due 9/30/2026 valued at $6,731,316 including accrued interest(j) (Identified Cost $6,599,232)	6,599,232
	Total Investments — 100.9% (Identified Cost $225,203,152)	222,094,056
	Other assets less liabilities — (0.9)%	(1,888,047)
	Net Assets — 100.0%	$220,206,009

(†)
Registered investment companies are required to value portfolio investments using an unadjusted, readily available market quotation. The Fund obtains readily available market quotations from independent pricing services. Fund investments for which readily available market quotations are not available are priced at fair value pursuant to the Fund's Valuation Procedures. The Board of Trustees has approved a valuation designee who is subject to the
Board's oversight.
Unadjusted readily available market quotations that are utilized for exchange traded equity securities (including shares of closed-end investment companies and exchange-traded funds) include the last sale price quoted on the exchange where the security is traded most extensively. Futures contracts are valued at the closing settlement price on the exchange on which the valuation designee believes that, over time, they are traded most extensively. Shares of open-end investment companies are valued at net asset value ("NAV") per share.
Exchange traded equity securities for which there is no reported sale during the day are fair valued at the closing bid quotation as reported by an independent pricing service. Unlisted equity securities (except unlisted preferred equity securities) are fair valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be fair valued using evaluated bids furnished by an independent pricing service, if available.
Debt securities and unlisted preferred equity securities are fair valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers. Senior loans and collateralized loan obligations are fair valued at bid prices supplied by an independent pricing service, if available. Broker-dealer bid prices may be used to fair value debt, unlisted equities, senior loans and collateralized loan obligations where an independent pricing service is unable to price an investment or where an independent pricing service does not provide a reliable price for the investment.
The Fund may also fair value investments in other circumstances such as when extraordinary events occur after the close of a foreign market, but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer's security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing a Fund's investments, the valuation designee may, among other things, use modeling tools or other processes that may take into account factors such as issuer specific information, or other related market activity and/or information that occurred after the close of the foreign market but before the time the Fund's NAV is calculated. Fair valuation by the Fund's valuation designee may require subjective determinations about the value of the investment, and fair values used to determine a Fund's NAV may differ from quoted or published prices, or from prices that are used by others, for the same investments. In addition, the use of fair value pricing may not always result in adjustments to the prices of investments held by a Fund.
The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars, if any, are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(‡)	Principal Amount stated in U.S. dollars unless otherwise noted.
(a)
All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2024, the value of Rule 144A holdings amounted to
$89,624,855 or 40.7% of net assets.

(b)
Variable rate security. Rate as of September 30, 2024 is disclosed. Issuers comprised of various lots with differing coupon rates have been aggregated for the purpose of presentation in the Portfolio of Investments and show a weighted average rate. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. These securities may not indicate a reference rate and/or spread in their description.

(c)	Level 3 security. Value has been determined using significant unobservable inputs.
(d)	Perpetual bond with no specified maturity date.
(e)	The issuer is in default with respect to interest and/or principal payments. Income is not being accrued.
(f)	Security (or a portion thereof) has been pledged as collateral for open derivative contracts.
(g)	Interest rate represents annualized yield at time of purchase; not a coupon rate. The Fund’s investment in this security is comprised of various lots with differing annualized yields.
(h)
Stated interest rate has been determined in accordance with the provisions of the loan agreement and is subject to a minimum benchmark floor rate which may range from 0.00% to 0.75%, to which the spread is added.

(i)	Position is unsettled. Contract rate was not determined at September 30, 2024 and does not take effect until settlement date. Maturity date is not finalized until settlement date.
(j)
The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund's policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund's ability to dispose of the underlying securities. As of September 30, 2024, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

ABS	Asset-Backed Securities
ARMs	Adjustable Rate Mortgages
MTN	Medium Term Note

REITs	Real Estate Investment Trusts
REMICS	Real Estate Mortgage Investment Conduits
SOFR	Secured Overnight Financing Rate

EUR	Euro
GBP	British Pound
NOK	Norwegian Krone
ZAR	South African Rand
Futures Contracts
The Fund may enter into futures contracts. Futures contracts are agreements between two parties to buy and sell a particular instrument or index for a specified price on a specified future date.
When the Fund enters into a futures contract, it is required to deposit with (or for the benefit of) its broker an amount of cash or short-term high-quality securities as "initial margin." As the value of the contract changes, the value of the futures contract position increases or declines. Subsequent payments, known as "variation margin," are made or received by the Fund, depending on the price fluctuations in the fair value of the contract and the value of cash or securities on deposit with the broker. Realized gain or loss on a futures position is equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, minus brokerage commissions. When the Fund enters into a futures contract certain risks may arise, such as illiquidity in the futures market, which may limit the Fund's ability to close out a futures contract prior to settlement date, and unanticipated movements in the value of securities or interest rates.
Futures contracts are exchange-traded. Exchange-traded futures contracts are standardized and are settled through a clearing house with fulfillment supported by the credit of the exchange. Therefore, counterparty credit risks to the Fund are reduced; however, in the event that a counterparty enters into bankruptcy, the Fund's claim against initial/variation margin on deposit with the counterparty may be subject to terms of a final settlement in bankruptcy court.
At September 30, 2024, the Fund had the following open long futures contracts:
Financial Futures	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
CBOT 10 Year U.S. Treasury Notes Futures	12/19/2024	106	$12,104,233	$12,113,812	$9,579
CBOT 2 Year U.S. Treasury Notes Futures	12/31/2024	67	13,925,442	13,952,227	26,785
CBOT 5 Year U.S. Treasury Notes Futures	12/31/2024	262	28,769,228	28,789,297	20,069
CBOT U.S. Long Bond Futures	12/19/2024	243	30,296,247	30,177,562	(118,685)
CBOT Ultra Long-Term U.S. Treasury Bond Futures	12/19/2024	25	3,349,224	3,327,344	(21,880)
Total					$(84,132)

At September 30, 2024, the Fund had the following open short futures contracts:
Financial Futures	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
Ultra 10 Year U.S. Treasury Notes Futures	12/19/2024	264	$31,249,026	$31,230,375	$18,651
Fair Value Measurements.
In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of each Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:
• Level 1 — quoted prices in active markets for identical assets or liabilities;
• Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and
• Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect each Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The Fund's pricing policies have been approved by the Board of Trustees. Investments for which market quotations are readily available are categorized in Level 1. Other investments for which an independent pricing service is utilized are categorized in Level 2. Broker-dealer bid prices for which the Fund has knowledge of the inputs used by the broker-dealer are categorized in Level 2. All other investments, including broker-dealer bid prices for which the Fund does not have knowledge of the inputs used by the broker-dealer, as well as investments fair valued by the valuation designee, are categorized in Level 3. All Level 2 and 3 securities are defined as being fair valued.

Under certain conditions and based upon specific facts and circumstances, the Fund’s valuation designee may determine that a fair valuation should be made for portfolio investment(s). These valuation designee fair valuations will be based upon a significant amount of Level 3 inputs.
The following is a summary of the inputs used to value the Fund's investments as of September 30, 2024, at value:
Asset Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Bonds and Notes
Non-Convertible Bonds
ABS Home Equity	$ —	$9,659,159	$3,378	$9,662,537
All Other Non-Convertible Bonds(a)	—	190,908,866	—	190,908,866
Total Non-Convertible Bonds	—	200,568,025	3,378	200,571,403
All Other Bonds and Notes(a)	—	3,007,261	—	3,007,261
Total Bonds and Notes	—	203,575,286	3,378	203,578,664
Collateralized Loan Obligations	—	6,833,079	—	6,833,079
Senior Loans(a)	—	5,083,081	—	5,083,081
Short-Term Investments	—	6,599,232	—	6,599,232
Total Investments	—	222,090,678	3,378	222,094,056
Futures Contracts (unrealized appreciation)	75,084	—	—	75,084
Total	$75,084	$222,090,678	$3,378	$222,169,140

Liability Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Futures Contracts (unrealized depreciation)	$(140,565)	$ —	$ —	$(140,565)

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.
The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value as of December 31, 2023 and/or September 30, 2024:

Asset Valuation Inputs
Investments in Securities	Balance as of December 31, 2023	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of September 30, 2024	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at September 30, 2024
Bonds and Notes
Non-Convertible Bonds
ABS Home Equity	$3,330	$ —	$ —	$48	$ —	$ —	$ —	$ —	$3,378	$48
Derivatives
Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of an underlying asset, reference rate or index. Derivative instruments that the Fund used at period end include futures contracts.
The Fund is subject to the risk that changes in interest rates will affect the value of the Fund’s investments in fixed-income securities. The Fund will be subject to increased interest rate risk to the extent that it invests in fixed-income securities with longer maturities or durations, as compared to investing in fixed-income securities with shorter maturities or durations. The Fund may use futures contracts to hedge against changes in interest rates and to manage duration without having to buy or sell portfolio securities. The Fund may also use futures contracts to gain investment exposure. As of September 30, 2024, the Fund used futures contracts for hedging and duration management.

The following is a summary of derivative instruments for the Fund, as of September 30, 2024:
Assets	Unrealized appreciation on futures contracts
Exchange-traded asset derivatives
Interest rate contracts	$75,084

Liabilities	Unrealized depreciation on futures contracts
Exchange-traded liability derivatives
Interest rate contracts	$(140,565)
The Fund’s derivatives do not qualify for hedge accounting under authoritative guidance for derivative instruments. The Fund’s investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of this disclosure.
Counterparty risk is managed based on policies and procedures established by the Fund’s adviser. Such policies and procedures may include, but are not limited to, minimum counterparty credit rating requirements, monitoring of counterparty credit default swap spreads and posting of collateral. With exchange-traded derivatives, there is minimal counterparty credit risk to the Fund because the exchange’s clearinghouse, as counterparty to these instruments, stands between the buyer and the seller of the contract. Credit risk still exists in exchange-traded derivatives with respect to initial and variation margin that is held in a broker’s customer accounts. While brokers typically are required to segregate customer margin for exchange-traded derivatives from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its customers, U.S. bankruptcy laws will typically allocate that shortfall on a pro rata basis across all of the broker’s customers, potentially resulting in losses to the Fund.
Industry Summary at September 30, 2024 (Unaudited)
Treasuries	16.7%
Banking	8.3
Technology	7.0
ABS Other	5.2
ABS Car Loan	4.7
ABS Home Equity	4.4
Finance Companies	3.8
Sovereigns	3.4
Midstream	3.1
Metals & Mining	2.9
Independent Energy	2.8
Aerospace & Defense	2.6
Cable Satellite	2.5
Other Investments, less than 2% each	27.4
Collateralized Loan Obligations	3.1
Short-Term Investments	3.0
Total Investments	100.9
Other assets less liabilities (including futures contracts)	(0.9)
Net Assets	100.0%